Combined Balance Sheets $ in Thousands, $ in Millions	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Non-current assets:
Investment properties	$ 7,971,158	$ 5,855,583
Construction funds in escrow	0	8,402
Acquisition deposits	26,053
Deferred tax assets	4,452	4,730
Fixed assets, net	2,486	3,290
Cross currency interest rate swaps	62,768	28,676
Other assets	2,780	948
Loan receivable	10,500
Total non-current assets	8,080,168	5,901,629
Current assets:
Assets held for sale	64,612
Accounts receivable	10,771	6,746
Income taxes receivable	1,437	915
Prepaid expenses and other	7,196	6,902
Cash and cash equivalents	402,513	831,280
Total assets	8,566,697	6,747,472
Non-current liabilities:
Unsecured debt, net	2,425,089	1,928,252
Cross currency interest rate swaps	18,624	97,311
Long-term portion of lease obligations	31,645	32,944
Deferred tax liabilities	604,667	392,841
Secured debt	763	0
Total non-current liabilities	3,080,788	2,451,348
Current liabilities:
Unsecured debt, net	0	249,870
Cross currency interest rate swaps	0	16,953
Deferred revenue	12,099	11,276
Accounts payable and accrued liabilities	113,244	61,197
Distributions payable	16,969	15,422
Short-term portion of lease obligations	505	829
Income taxes payable	21,558	18,373
Total liabilities	3,245,163	2,825,268
Equity:
Stapled unitholders' equity	5,318,653	3,920,069
Non-controlling interests	2,881	2,135
Total equity	5,321,534	3,922,204
Total liabilities and equity	$ 8,566,697	$ 6,747,472